Consolidated Statements of Comprehensive Income (Loss) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023	Jun. 30, 2024		Jun. 30, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net Income	$ 174,907		$ 86,197	$ (186,994)		$ 1,672,070
Unrealized gains (losses) on available for sale debt securities
Unrealized holding gains (losses) arising during the period	143,828		(118,316)	47,619		(556,318)
Tax effect	(30,204)		24,837	(10,008)		152,142
Net amount	113,624		(93,479)	37,611		(404,176)
Reclassification adjustment for gains included in net income (loss) (b)						(24,000)
Tax effect						6,538
Net amount						(17,462)
Reclassification adjustment for amortization of stranded tax effect from change in tax legislation (c)	(3,088)	[1]		(10,472)
Amortization of unrealized losses on debt securities transferred from available for sale to held to maturity (a)	1,257		1,539	4,930	[2]	5,810	[2]
Other comprehensive income (loss)	111,793		(91,940)	32,069		(415,828)
Comprehensive Income (Loss)	$ 286,700		$ (5,743)	$ (154,925)		$ 1,256,242

[1]	The reclassification is included in the Consolidated Statements of Income as Other Expenses.
[2]	The reclassification adjustment is reflected in the Consolidated Statement of Income (Loss) as Interest Income - Debt Securities.